Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (535)	$ (4,887)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on investment in equity securities		129
Gain on change in fair value of Cizzle option	(1,280)	1,300
Gain on change in fair value of Vela option	(970)
Loss on issuance of Vela option	987
Unrealized foreign exchange gain	(39)
Change in reserve for related party uncollectible loan	(240)	331
Loss on related party loan forgiveness	12
Loss on change in fair value of convertible notes payable	426	265
Non-cash reduction of deferred income upon exercise of option liability	(4,254)
Gain on warrant remeasurement	(81)
Stock-based compensation expense	199
Non-cash interest expense	87
Amortization of financed Directors and Officers insurance	479
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(990)
Accounts payable	215
Accrued expenses and other current liabilities	(1,746)	601
Intangible assets	5	(5)
Net cash flows from operating activities	(7,725)	(2,266)
Cash flows from investing activities:
Issuance of loan - related party	(357)	(331)
Proceeds from issuance of option	497	148
Proceeds from loan repayment - related party	585
Net cash flows from investing activities	725	(183)
Cash flows from financing activities:
Proceeds from Merger and related PIPE Financing, net of transaction costs	8,493
Proceeds from the issuance of notes payable		179
Capital contribution - related party	150
Proceeds from issuance of convertible notes payable, carried at fair value		928
Proceeds from issuance of convertible promissory note payable, carried at cost	2,286
Proceeds from sale of equity securities		1,341
Net cash flows from financing activities	10,929	2,448
Net change in cash and cash equivalents before effect of exchange rate changes	3,929	(1)
Effect of exchange rate changes on cash and cash equivalents	299	1
Net change in cash	4,228
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period	4,228
Non-cash investing and financing activities
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC upon exercise of option	151
Issuance of Conduit Pharmaceuticals Inc. common stock to Vela Technologies PLC upon exercise of option	544
Exchange of Conduit Pharmaceuticals Limited convertible notes for shares of Conduit Pharmaceuticals Inc. common stock in connection with the Merger	3,685
Deferred Underwriting Costs	5,738
Prepaid expense of directors and officers insurance paid out of PIPE financings proceeds in connection with the Merger	2,253
Accumulated deficit assumed to APIC as a result of the business combination	6,124
Initial value of warrant liabilities issued in connection with PIPE Financing	223
Non-Cash Assets Assumed in the Merger Financing	91
Non-Cash Liabilities Assumed in the Merger Financing	124
Fair value of shares received and receivable related to the sale of future revenue		1,471
Supplemental Cash Disclosures
Cash paid for interest	$ 124